                                   SEMIANNUAL
                                     REPORT
                                August 31, 1996

                                 WARBURG PINCUS
                               CASH RESERVE FUND

                                       -
                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND

                                     [Logo]

The views of the Funds' management are as of the date of the letters and portfolio holdings are as of August 31, 1996; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this semiannual report is a recommendation to purchase or sell securities.

WARBURG PINCUS CASH RESERVE FUND
--------------------------------------------------------------------------------

Dear Shareholder:                                               October 18, 1996

   Most short-term interest rates moved higher during the six-month period ended August 31, 1996, despite the fact that monetary policy was unchanged. Overnight rates remained near the 5.25% federal-funds rate; however, longer-dated money-market securities offered 10 to 50 basis points more, as the threat of inflation caused the short end of the yield curve to shift to a positive slope. The primary cause of this heightened concern about inflation was a jump in economic activity. Gross domestic product in the January to March quarter advanced 2%, and grew at an annualized rate of 4.7% in the April to June quarter. Offsetting this news on economic strength, however, were reports on consumer and wholesale prices that showed little, if any, acceleration in inflationary pressures. In fact, inflation rose a mild 2.1% in the second quarter, even slower than the 2.3% increase reported in the first quarter. Our current outlook is that the third quarter should show that gross domestic product slowed to between 2.0% and 2.5%, in line with the Fed's target. The resumption of slower growth, coupled with low inflation, should keep Federal Reserve monetary policy on hold through year end.

   Warburg Pincus Cash Reserve (the 'Fund') had a 30-day annualized current yield of 4.94% on August 31, 1996. Net assets of the Fund were $495.4 million, up from $383.8 million on February 29, 1996. For the 7-day period ended August 31, 1996, the annualized current yield was 4.95%. The Fund's average weighted maturity on August 31, 1996, was 56 days, six days longer than at the end of February.

   The Fund will continue to purchase only high-quality securities in order to provide competitive returns without compromising stability of principal. We appreciate your continued support and investment in the Fund.


Dale C. Christensen
President

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
--------------------------------------------------------------------------------

Dear Shareholder:                                               October 18, 1996

   The recent tendency of the national economy to emit conflicting signals about its strength made it difficult for a consensus to form about the movement of short-term interest rates during the six months ended August 31, 1996. The debate led to bouts of intense Fed watching and, on several occasions, the markets attempted to discount a Fed tightening only to retrace the steps when it failed to materialize. The effect on the short-term municipal market has been slight due to built-in seasonal patterns and overriding supply considerations. New York City marketed an $800 million issue of tax anticipation notes maturing in February 1997 that was well received despite aggressive pricing. New note supply entered the market in early July and several issues were purchased by Warburg Pincus New York Tax Exempt Fund (the 'Fund').

   Assets for the Fund ranged from a low of $101.8 million in February to a high of $151.9 million in March. On August 31, 1996, net assets stood at $113.0 million. For the 7-day period ended August 31, 1996 the annualized current yield was 2.88%. The Fund's average weighted maturity remained in the 30 to 40 day range during the early part of the period, but increased as attractive opportunities to extend became available. On August 31, 1996, the average weighted maturity was 48 days and the Fund's 30-day annualized current yield was 2.91%.

   New York state's diverse economic base continues to recover modestly from the recession of the late '80s and early '90s. While the state's budget process is highly politicized, financial operations have been improving with operating surpluses being generated in the past four fiscal years. Strides have also been made in cutting expenditures, though more belt tightening is required to reach structural balance. Recent tax cutting makes this a more difficult task. New federal welfare regulations, which will reduce certain reimbursements, will have a greater impact on New York than on other states due to New York's constitutional mandate to provide aid to all its needy citizens. How the state deals with this challenge will need to be closely monitored. New York City's economy continues to show steady, albeit modest, growth. The City closed fiscal 1996 with its 16th consecutive operating surplus, though long-term budgetary balance seems elusive. Despite substantial expenditure reductions, the City has been unable to eliminate non-recurring revenue enhancements from its budget.

   Warburg Pincus New York Tax Exempt Fund continues to seek investments in high-quality issues, the income from which is exempt from federal, New York state and New York City personal income taxes and that is consistent with preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.

Dale C. Christensen
President

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
    PAR               SECURITY DESCRIPTION         (MOODY'S/S&P)     MATURITY      RATE%         VALUE
------------   ----------------------------------- -------------     --------     -------     ------------
AGENCY OBLIGATIONS (2.4%)

Federal Farm Credit Bank (2.4%)
$  2,000,000   Federal Farm Credit Bank                              09/03/96      4.9800     $  2,000,000
   5,000,000   Federal Farm Credit Bank                              10/01/96      5.4100        5,000,000
   5,000,000   Federal Farm Credit Bank                              12/02/96      5.3400        5,000,000
                                                                                              ------------
               TOTAL AGENCY OBLIGATIONS
                (Cost $12,000,000)                                                              12,000,000
                                                                                              ------------
BANKERS' ACCEPTANCES (36.3%)
Domestic Bankers' Acceptances (23.3%)
   1,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       09/20/96      5.2000          997,256
   1,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       09/27/96      5.2000          996,244
   1,500,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       09/27/96      5.4000        1,494,150
   2,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       09/30/96      5.4000        1,991,300
   1,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       10/03/96      5.4300          995,173
   1,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       12/04/96      5.4000          985,900
   2,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       12/17/96      5.4000        1,967,900
   3,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       12/18/96      5.4000        2,951,400
   1,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       12/23/96      5.4000          983,050
   1,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       02/07/97      5.3300          976,459
   1,000,000   Bank of Hawaii                       (P-1, A-1)       11/04/96      5.3100          990,560
   1,177,165   Bank of Hawaii                       (P-1, A-1)       12/02/96      5.4200        1,160,860
   1,080,000   Bank of Hawaii                       (P-1, A-1)       12/19/96      5.4200        1,062,277
   1,076,247   Chase Manhattan Corp.                (P-1, A-1)       09/05/96      5.3400        1,075,608
     500,000   Chase Manhattan Corp.                (P-1, A-1)       09/16/96      5.2500          498,906
   1,400,000   Chase Manhattan Corp.                (P-1, A-1)       09/23/96      5.2700        1,395,491
   2,635,884   Chase Manhattan Corp.                (P-1, A-1)       11/12/96      5.4200        2,607,311
     887,360   Chase Manhattan Corp.                (P-1, A-1)       12/04/96      5.3200          875,034
   1,000,000   Chase Manhattan Corp.                (P-1, A-1)       12/04/96      5.4200          985,848
   1,000,000   Chase Manhattan Corp.                (P-1, A-1)       12/04/96      5.4300          985,822
   1,908,079   Chase Manhattan Corp.                (P-1, A-1)       12/05/96      5.3200        1,881,292
     971,518   Chase Manhattan Corp.                (P-1, A-1)       12/06/96      5.3200          957,735
   1,000,000   Chase Manhattan Corp.                (P-1, A-1)       12/11/96      5.4200          984,794
   1,000,000   Chase Manhattan Corp.                (P-1, A-1)       12/11/96      5.4300          984,766

                See Accompanying Notes to Financial Statements.
                                       3

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
    PAR               SECURITY DESCRIPTION         (MOODY'S/S&P)     MATURITY      RATE%         VALUE
------------   ----------------------------------- -------------     --------     -------     ------------
BANKERS' ACCEPTANCES (CONT'D)
Domestic Bankers' Acceptances (cont'd)
$    800,779   Chase Manhattan Corp.                (P-1, A-1)       12/23/96      5.3300     $    787,382
   3,000,000   Chase Manhattan Corp.                (P-1, A-1)       12/23/96      5.4400        2,948,772
   1,000,000   Chase Manhattan Corp.                (P-1, A-1)       12/24/96      5.4400          982,773
   2,000,000   Chase Manhattan Corp.                (P-1, A-1)       01/15/97      5.5400        1,958,142
     667,591   Citibank, N.A.                       (P-1, A-1)       09/06/96      5.4500          667,086
   2,000,000   Citibank, N.A.                       (P-1, A-1)       09/16/96      5.2300        1,995,642
     716,969   Citibank, N.A.                       (P-1, A-1)       09/19/96      5.6000          714,961
     549,555   Citibank, N.A.                       (P-1, A-1)       09/20/96      5.4500          547,974
   2,000,000   Citibank, N.A.                       (P-1, A-1)       09/23/96      5.2300        1,993,608
     411,138   Citibank, N.A.                       (P-1, A-1)       10/01/96      5.5700          409,230
     393,263   Citibank, N.A.                       (P-1, A-1)       10/07/96      5.5200          391,092
     335,574   Citibank, N.A.                       (P-1, A-1)       10/28/96      5.4000          332,705
     362,610   Citibank, N.A.                       (P-1, A-1)       11/04/96      5.3800          359,141
     767,901   Citibank, N.A.                       (P-1, A-1)       11/07/96      5.3800          760,212
     310,513   Citibank, N.A.                       (P-1, A-1)       11/22/96      5.4100          306,686
     836,086   Citibank, N.A.                       (P-1, A-1)       12/30/96      5.6800          820,256
   2,000,000   Citibank, N.A.                       (P-1, A-1)       01/27/97      5.5500        1,954,367
   1,980,539   CoreStates Bank, N.A.                (P-1, A-1)       09/23/96      5.2100        1,974,233
   2,000,000   CoreStates Bank, N.A.                (P-1, A-1)       10/07/96      5.3000        1,989,400
   2,000,000   CoreStates Bank, N.A.                (P-1, A-1)       12/23/96      5.4500        1,965,786
   3,000,000   CoreStates Bank, N.A.                (P-1, A-1)       12/23/96      5.5000        2,948,208
   1,000,000   CoreStates Bank, N.A.                (P-1, A-1)       12/27/96      5.4700          982,223
   1,500,000   CoreStates Bank, N.A.                (P-1, A-1)       12/30/96      5.4700        1,472,650
   3,500,000   CoreStates Bank, N.A.                (P-1, A-1)       12/30/96      5.4900        3,435,950
   1,380,000   CoreStates Bank, N.A.                (P-1, A-1)       01/21/97      5.4000        1,350,606
   5,895,099   CoreStates Bank, N.A.                (P-1, A-1)       02/03/97      5.3700        5,758,800
   1,000,000   First National Bank of Chicago       (P-1, A-1+)      09/24/96      5.3500          996,582
   1,000,000   First National Bank of Chicago       (P-1, A-1+)      09/25/96      5.3500          996,433
     500,000   First National Bank of Chicago       (P-1, A-1+)      10/08/96      5.3000          497,276
   1,000,000   First National Bank of Chicago       (P-1, A-1+)      10/10/96      5.3100          994,248
     500,000   First National Bank of Chicago       (P-1, A-1+)      10/15/96      5.3000          496,761
   1,500,000   First National Bank of Chicago       (P-1, A-1+)      11/04/96      5.3100        1,485,840
   2,000,000   First Union National Bank of NC      (P-1, A-1)       09/04/96      5.2300        1,999,128
   2,000,000   First Union National Bank of NC      (P-1, A-1)       09/16/96      5.2300        1,995,642
   1,000,000   First Union National Bank of NC      (P-1, A-1)       09/20/96      5.2300          997,240
   2,000,000   First Union National Bank of NC      (P-1, A-1)       10/29/96      5.2900        1,982,954
   2,000,000   First Union National Bank of NC      (P-1, A-1)       11/14/96      5.4100        1,977,759
   3,000,000   First Union National Bank of NC      (P-1, A-1)       12/02/96      5.4500        2,958,217
   2,000,000   First Union National Bank of NC      (P-1, A-1)       12/06/96      5.5200        1,970,560
   1,000,000   First Union National Bank of NC      (P-1, A-1)       12/13/96      5.5400          984,149

                See Accompanying Notes to Financial Statements.
                                       4

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
    PAR               SECURITY DESCRIPTION         (MOODY'S/S&P)     MATURITY      RATE%         VALUE
------------   ----------------------------------- -------------     --------     -------     ------------
BANKERS' ACCEPTANCES (CONT'D)
Domestic Bankers' Acceptances (cont'd)
$  2,629,554   First Union National Bank of NC      (P-1, A-1)       12/16/96      5.3200     $  2,588,364
   1,000,000   First Union National Bank of NC      (P-1, A-1)       12/20/96      5.3200          983,744
   3,000,000   First Union National Bank of NC      (P-1, A-1)       12/23/96      5.4400        2,948,773
   1,500,000   First Union National Bank of NC      (P-1, A-1)       02/07/97      5.3500        1,464,556
   2,000,000   NationsBank of North Carolina        (P-1, A-1)       09/09/96      5.3900        1,997,604
   2,000,000   NationsBank of North Carolina        (P-1, A-1)       09/11/96      5.2600        1,997,078
   2,000,000   NationsBank of North Carolina        (P-1, A-1)       10/04/96      5.2900        1,990,302
   1,000,000   NationsBank of North Carolina        (P-1, A-1)       10/11/96      5.2900          994,122
   1,136,580   NationsBank of North Carolina        (P-1, A-1)       10/18/96      5.2900        1,128,730
   1,400,000   NationsBank of North Carolina        (P-1, A-1)       11/12/96      5.2900        1,385,188
   1,000,000   NBD Bank, N.A.                       (P-1, A-1)       09/12/96      5.3000          998,381
   1,789,054   State Street Bank & Trust Co.        (P-1, A-1+)      09/19/96      5.2900        1,784,322
   2,264,992   State Street Bank & Trust Co.        (P-1, A-1+)      11/20/96      5.5000        2,237,309
   1,980,854   State Street Bank & Trust Co.        (P-1, A-1+)      11/27/96      5.5000        1,954,525
                                                                                              ------------
                                                                                               115,378,808
                                                                                              ------------
Foreign Bankers' Acceptances (13.0%)
   2,000,000   Bank of Montreal                     (P-1, A-1+)      09/26/96      5.2800        1,992,667
   1,500,000   Bank of Montreal                     (P-1, A-1+)      10/21/96      5.3600        1,488,833
   3,000,000   Bank of Montreal                     (P-1, A-1+)      10/25/96      5.3500        2,975,925
   2,000,000   Bank of Tokyo                        (P-1, A-1)       09/24/96      5.4000        1,993,100
   2,000,000   Bank of Tokyo                        (P-1, A-1)       09/25/96      5.4000        1,992,800
   3,000,000   Bank of Tokyo                        (P-1, A-1)       10/23/96      5.4700        2,976,297
   2,000,000   Bank of Tokyo                        (P-1, A-1)       10/31/96      5.4900        1,981,700
   2,000,000   Bank of Tokyo                        (P-1, A-1)       11/05/96      5.3100        1,980,825
   1,550,000   Bank of Tokyo-Mitsubishi             (P-1, A-1)       09/04/96      5.4200        1,549,300
   1,950,000   Bank of Tokyo-Mitsubishi             (P-1, A-1)       09/06/96      5.4200        1,948,532
   2,500,000   Bank of Tokyo-Mitsubishi             (P-1, A-1)       09/12/96      5.4200        2,495,860
   5,000,000   Dai-Ichi Kangyo Bank                 (P-1, A-1)       09/04/96      5.3400        4,997,775
     700,000   Dai-Ichi Kangyo Bank                 (P-1, A-1)       09/04/96      5.3500          699,688
   5,000,000   Dai-Ichi Kangyo Bank                 (P-1, A-1)       09/05/96      5.3300        4,997,039
   3,700,000   Dai-Ichi Kangyo Bank                 (P-1, A-1)       09/09/96      5.3300        3,695,618
   2,100,000   Dai-Ichi Kangyo Bank                 (P-1, A-1)       09/27/96      5.3000        2,091,962
   1,000,000   Rabobank Nederland                   (P-1, A-1+)      10/17/96      5.4800          992,998
   4,800,000   Sanwa Bank Ltd Japan                 (P-1, A-1)       09/03/96      5.3600        4,798,571
     378,932   Societe Generale                     (P-1, A-1+)      11/05/96      5.3100          375,299
     850,600   Societe Generale                     (P-1, A-1+)      11/08/96      5.3100          842,069
   1,169,569   Societe Generale                     (P-1, A-1+)      11/12/96      5.3100        1,157,148
     863,153   Societe Generale                     (P-1, A-1+)      11/13/96      5.3100          853,859
     717,519   Societe Generale                     (P-1, A-1+)      11/20/96      5.3100          709,052

                See Accompanying Notes to Financial Statements.
                                       5

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
    PAR               SECURITY DESCRIPTION         (MOODY'S/S&P)     MATURITY      RATE%         VALUE
------------   ----------------------------------- -------------     --------     -------     ------------
BANKERS' ACCEPTANCES (CONT'D)
Foreign Bankers' Acceptances (cont'd)
$    804,289   Societe Generale                     (P-1, A-1+)      11/22/96      5.3100     $    794,561
     768,801   Societe Generale                     (P-1, A-1+)      11/25/96      5.3100          759,162
     386,512   Societe Generale                     (P-1, A-1+)      12/02/96      5.3000          381,277
   1,061,000   Societe Generale                     (P-1, A-1+)      12/02/96      5.3100        1,046,602
     696,278   Societe Generale                     (P-1, A-1+)      12/02/96      5.3200          686,812
     650,599   Societe Generale                     (P-1, A-1+)      12/05/96      5.3200          641,465
     908,122   Societe Generale                     (P-1, A-1+)      12/06/96      5.3000          895,287
     500,000   Societe Generale                     (P-1, A-1+)      12/10/96      5.3100          492,625
     856,978   Societe Generale                     (P-1, A-1+)      12/12/96      5.3200          844,060
     500,000   Societe Generale                     (P-1, A-1+)      12/16/96      5.3200          492,168
     341,285   Societe Generale                     (P-1, A-1+)      12/18/96      5.3200          335,838
   3,000,000   Societe Generale                     (P-1, A-1+)      12/20/96      5.3000        2,951,417
     798,148   Societe Generale                     (P-1, A-1+)      12/20/96      5.3200          785,174
   1,000,000   Societe Generale                     (P-1, A-1+)      12/24/96      5.3000          983,217
     526,612   Societe Generale                     (P-1, A-1+)      12/24/96      5.3200          517,740
   1,231,000   Societe Generale                     (P-1, A-1+)      12/26/96      5.3100        1,209,938
     861,000   Societe Generale                     (P-1, A-1+)      01/21/97      5.3900          842,695
                                                                                              ------------
                                                                                                64,246,955
                                                                                              ------------
               TOTAL BANKERS' ACCEPTANCES
                (Cost $179,625,763)                                                            179,625,763
                                                                                              ------------
BANK NOTES (1.0%)
   5,000,000   Bank of America National Trust &
                Savings Association                 (P-1, A-1)       09/26/96      5.3600        5,000,000
                                                                                              ------------
               TOTAL BANK NOTES
                (Cost $5,000,000)                                                                5,000,000
                                                                                              ------------
CERTIFICATES OF DEPOSIT (1.0)%
Domestic Certificates Of Deposit (1.0%)
   5,000,000   Comerica Bank -- Detroit             (P-1, A-1)       08/13/97      5.7700        4,997,437
                                                                                              ------------
               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $4,997,437)                                                                4,997,437
                                                                                              ------------
COMMERCIAL PAPER (52.0%)
Asset-Backed Securities (5.9%)
   2,000,000   Beta Finance, Inc.                   (P-1, A-1+)      09/23/96      5.2400        1,993,596
   1,000,000   Beta Finance, Inc.                   (P-1, A-1+)      09/27/96      5.2200          996,230
   5,000,000   Beta Finance, Inc.                   (P-1, A-1+)      10/03/96      5.2400        4,976,711
   3,500,000   Beta Finance, Inc.                   (P-1, A-1+)      11/15/96      5.3000        3,461,354
   2,000,000   Beta Finance, Inc.                   (P-1, A-1+)      11/22/96      5.3000        1,975,856
   4,000,000   Beta Finance, Inc.                   (P-1, A-1+)      01/10/97      5.6200        3,918,198
   5,000,000   Beta Finance, Inc.                   (P-1, A-1+)      02/04/97      5.5000        4,880,833

                See Accompanying Notes to Financial Statements.
                                       6

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
    PAR               SECURITY DESCRIPTION         (MOODY'S/S&P)     MATURITY      RATE%         VALUE
------------   ----------------------------------- -------------     --------     -------     ------------
COMMERCIAL PAPER (CONT'D)
Asset-Backed Securities (cont'd)
$  5,100,000   Delaware Funding Corp.               (P-1, A-1+)      09/06/96      5.2900     $  5,096,253
   2,000,000   Sigma Finance, Inc.                  (P-1, A-1+)      11/04/96      5.4900        1,980,480
                                                                                              ------------
                                                                                                29,279,511
                                                                                              ------------
Banks (1.0%)
   2,585,000   Abbey National North America Corp.
                (Abbey National PLC)                (P-1, A-1+)      11/12/96      5.3400        2,557,392
   2,500,000   AMRO N.A. Finance, Inc.              (P-1, A-1+)      10/25/96      5.4200        2,479,675
                                                                                              ------------
                                                                                                 5,037,067
                                                                                              ------------
Chemicals & Allied Products (0.4%)
   2,000,000   Monsanto Co.                         (P-1, A-1)       09/27/96      5.3000        1,992,344
                                                                                              ------------
Communication Equipment (1.4%)
   5,000,000   Lucent Technologies, Inc.            (P-1, A-1)       11/06/96      5.3100        4,951,325
   2,000,000   Lucent Technologies, Inc.            (P-1, A-1)       12/16/96      5.4800        1,967,729
                                                                                              ------------
                                                                                                 6,919,054
                                                                                              ------------
Finance Lessors (4.4%)
   4,000,000   General Electric Capital Corp.       (P-1, A-1+)      09/05/96      5.3000        3,997,644
     750,000   General Electric Capital Corp.       (P-1, A-1+)      09/09/96      5.3800          749,103
   1,000,000   General Electric Capital Corp.       (P-1, A-1+)      09/24/96      5.4000          996,550
     750,000   General Electric Capital Corp.       (P-1, A-1+)      10/17/96      5.2900          744,930
   2,800,000   General Electric Capital Corp.       (P-1, A-1+)      11/08/96      5.3100        2,771,916
     800,000   General Electric Capital Corp.       (P-1, A-1+)      11/12/96      5.4900          791,216
   2,000,000   General Electric Capital Corp.       (P-1, A-1+)      11/13/96      5.5000        1,977,694
   1,000,000   General Electric Capital Corp.       (P-1, A-1+)      11/20/96      5.4500          987,889
   5,000,000   General Electric Capital Corp.       (P-1, A-1+)      12/02/96      5.3800        4,931,256
   1,000,000   General Electric Capital Corp.       (P-1, A-1+)      12/19/96      5.4500          983,499
   1,000,000   General Electric Capital Corp.       (P-1, A-1+)      12/26/96      5.4800          982,342
   2,000,000   General Electric Capital Corp.       (P-1, A-1+)      01/28/97      5.5600        1,953,976
                                                                                              ------------
                                                                                                21,868,015
                                                                                              ------------
Malt Beverages (0.1%)
     450,000   Anheuser-Busch, Inc.                 (P-1, A-1+)      09/04/96      5.4000          449,798
                                                                                              ------------
National Commercial Banks (1.0%)
   5,000,000   Citicorp                             (P-1, A-1)       09/03/96      5.3000        4,998,528
                                                                                              ------------
Newspaper: Publishing & Printing (1.0%)
   5,000,000   Tribune Company                      (P-1, A-1)       09/11/96      5.4000        4,992,500
                                                                                              ------------
Personal Credit Institutions (5.4%)
   5,000,000   Associates Corp. of North America    (P-1, A-1+)      11/06/96      5.4600        4,949,950
   2,000,000   Associates Corp. of North America    (P-1, A-1+)      11/13/96      5.3400        1,978,343

                See Accompanying Notes to Financial Statements.
                                       7

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
    PAR               SECURITY DESCRIPTION         (MOODY'S/S&P)     MATURITY      RATE%         VALUE
------------   ----------------------------------- -------------     --------     -------     ------------
COMMERCIAL PAPER (CONT'D)
Personal Credit Institutions (cont'd)
$  2,000,000   Ford Motor Credit Corp.              (P-1, A-1)       09/09/96      5.4100     $  1,997,596
   5,000,000   Ford Motor Credit Corp.              (P-1, A-1)       10/16/96      5.4500        4,965,938
   1,000,000   Ford Motor Credit Corp.              (P-1, A-1)       10/30/96      5.4600          991,052
   1,000,000   Ford Motor Credit Corp.              (P-1, A-1)       11/14/96      5.5000          988,694
   4,000,000   Ford Motor Credit Corp.              (P-1, A-1)       11/20/96      5.4500        3,951,556
   5,000,000   Ford Motor Credit Corp.              (P-1, A-1)       12/03/96      5.4000        4,930,250
   1,000,000   Ford Motor Credit Corp.              (P-1, A-1)       12/16/96      5.3000          984,394
   1,000,000   Ford Motor Credit Corp.              (P-1, A-1)       12/17/96      5.3000          984,247
                                                                                              ------------
                                                                                                26,722,020
                                                                                              ------------
Pharmaceutical Preparations (2.0%)
   5,000,000   Glaxo Wellcome PLC                   (P-1, A-1+)      10/15/96      5.4700        4,966,572
   5,000,000   Glaxo Wellcome PLC                   (P-1, A-1+)      11/22/96      5.3000        4,939,639
                                                                                              ------------
                                                                                                 9,906,211
                                                                                              ------------
Security Brokers & Dealers (13.9%)
   5,000,000   Bear Stearns Companies, Inc.         (P-1, A-1)       11/07/96      5.3200        4,950,494
   5,000,000   Bear Stearns Companies, Inc.         (P-1, A-1)       11/12/96      5.3100        4,946,900
   5,000,000   Goldman Sachs Group L.P.             (P-1, A-1+)      09/03/96      5.3000        4,998,528
   2,000,000   Goldman Sachs Group L.P.             (P-1, A-1+)      09/05/96      5.3700        1,998,807
   2,000,000   Goldman Sachs Group L.P.             (P-1, A-1+)      09/10/96      5.3700        1,997,315
   5,000,000   Goldman Sachs Group L.P.             (P-1, A-1+)      10/07/96      5.3500        4,973,250
   3,000,000   Goldman Sachs Group L.P.             (P-1, A-1+)      10/08/96      5.4000        2,983,350
   3,000,000   Merrill Lynch & Co. Canadian         (P-1, A-1+)      09/16/96      5.3700        2,993,288
   2,000,000   Merrill Lynch & Co. Canadian         (P-1, A-1+)      10/31/96      5.2900        1,982,367
   2,000,000   Merrill Lynch & Co. Canadian         (P-1, A-1+)      11/04/96      5.3200        1,981,084
   5,000,000   Merrill Lynch & Co. Canadian         (P-1, A-1+)      11/18/96      5.5000        4,940,417
   5,000,000   Merrill Lynch & Co. Canadian         (P-1, A-1+)      11/27/96      5.4200        4,934,508
   3,000,000   Morgan Stanley Group, Inc.           (P-1, A-1+)      09/23/96      5.4000        2,990,100
   2,000,000   Morgan Stanley Group, Inc.           (P-1, A-1+)      12/09/96      5.5000        1,969,750
   5,000,000   Nomura Holding America, Inc.         (P-1, A-1+)      09/11/96      5.4700        4,992,403
   5,000,000   Nomura Holding America, Inc.         (P-1, A-1+)      09/16/96      5.4500        4,988,646
   5,000,000   Nomura Holding America, Inc.         (P-1, A-1+)      10/09/96      5.5000        4,970,972
   5,000,000   Nomura Holding America, Inc.         (P-1, A-1+)      11/13/96      5.4000        4,945,250
                                                                                              ------------
                                                                                                68,537,429
                                                                                              ------------
Services -- Auto Rent & Lease (1.0%)
   5,000,000   PHH Corp.                            (P-1, A-1)       09/24/96      5.2900        4,983,101
                                                                                              ------------

                See Accompanying Notes to Financial Statements.
                                       8

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                      RATINGS
    PAR               SECURITY DESCRIPTION         (MOODY'S/S&P)     MATURITY      RATE%         VALUE
------------   ----------------------------------- -------------     --------     -------     ------------
COMMERCIAL PAPER (CONT'D)
Services -- Miscellaneous Amusement (1.9%)
$  5,000,000   Walt Disney Co.                      (P-1, A-1)       09/03/96      5.1900     $  4,998,558
   1,500,000   Walt Disney Co.                      (P-1, A-1)       09/09/96      5.4000        1,498,200
   2,800,000   Walt Disney Co.                      (P-1, A-1)       01/30/97      5.3500        2,737,167
                                                                                              ------------
                                                                                                 9,233,925
                                                                                              ------------
Short-Term Business Credit Institutions (11.2%)
   5,000,000   American Express Credit Corp.        (P-1, A-1)       09/16/96      5.2800        4,989,000
   5,000,000   Caterpiller Financial Service Corp.  (P-1, A-1)       09/17/96      5.2800        4,988,267
   5,000,000   Corporate Asset Funding, Inc.        (P-1, A-1+)      09/03/96      5.2500        4,998,542
   2,000,000   Corporate Receivables Corp.          (P-1, A-1)       10/21/96      5.4300        1,984,917
   3,600,000   Corporate Receivables Corp.          (P-1, A-1)       11/04/96      5.4700        3,564,992
   5,000,000   Corporate Receivables Corp.          (P-1, A-1)       11/20/96      5.3000        4,941,111
   7,000,000   CXC, Inc.                            (P-1, A-1+)      09/17/96      5.3000        6,983,511
   2,000,000   CXC, Inc.                            (P-1, A-1+)      11/15/96      5.5000        1,977,083
   2,000,000   Transamerica Finance Corp.           (P-1, A-1)       09/18/96      5.3900        1,994,909
   5,000,000   Transamerica Finance Corp.           (P-1, A-1)       10/15/96      5.3000        4,967,611
   5,000,000   Transamerica Finance Corp.           (P-1, A-1)       11/18/96      5.2900        4,942,692
   2,200,000   Transamerica Finance Corp.           (P-1, A-1)       11/18/96      5.4200        2,174,165
   5,000,000   Transamerica Finance Corp.           (P-1, A-1)       11/18/96      5.4700        4,940,742
   2,000,000   Transamerica Finance Corp.           (P-1, A-1)       02/03/97      5.3900        1,953,586
                                                                                              ------------
                                                                                                55,401,128
                                                                                              ------------
Telephone Communications (1.4%)
   7,047,000   Bell Communications Research         (P-1, NR)        09/03/96      5.3000        7,044,925
                                                                                              ------------
               TOTAL COMMERCIAL PAPER
                (Cost $257,365,556)                                                            257,365,556
                                                                                              ------------
VARIABLE RATE OBLIGATIONS (5.0%)

Banks (1.0%)
   5,000,000   Norwest Corp. +                      (P-1, A-1+)      09/30/96      5.3984        5,000,000
                                                                                              ------------
Student Loan Marketing Association (4.0%)
   5,000,000   Student Loan Marketing Association
                Floating Rate Note +                                 09/03/96      5.5300        5,000,586
  15,000,000   Student Loan Marketing Association
                Floating Rate Note +                                 09/03/96      5.5600       15,008,066
                                                                                              ------------
                                                                                                20,008,652
                                                                                              ------------
               TOTAL VARIABLE RATE OBLIGATIONS
                (Cost $25,008,652)                                                              25,008,652
                                                                                              ------------

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                           SECURITY DESCRIPTION                                   VALUE
---------------------------------------------------------------------------    ------------

REPURCHASE AGREEMENT (3.7%)
      Repurchase agreement with Morgan Stanley & Co., dated 08/30/96 at        $ 18,400,000
      5.2725% to be repurchased on 09/03/96 at $18,410,779. (Collateralized by $10,000 U.S. Treasury Note at 5.125%, due 03/31/98 and $18,275,000
      U.S. Treasury Note at 6.50%, due 04/30/97. Market value of collateral is $18,777,171.)(Cost $18,400,000.)
                                                                               ------------
TOTAL INVESTMENTS AT VALUE (101.4%) (Cost $502,397,408*)                        502,397,408
LIABILITIES IN EXCESS OF OTHER ASSETS (1.4%)                                     (7,004,591)
                                                                               ------------
NET ASSETS (100.0%) (applicable to 495,398,024 shares)                         $495,392,817
                                                                               ------------
                                                                               ------------
NET ASSETS VALUE, offering and redemption price per share                             $1.00
 ($495,392,817[div]495,398,024)                                                       -----
                                                                                      -----
                                 INVESTMENT ABBREVIATIONS

                                      NR = Not Rated

--------------------------------------------------------------------------------
+ The  interest rate shown  is the rate as  of August 31,  1996 and the maturity date shown is the next interest readjustment date.
* Also cost for Federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------


MATURITY SCHEDULE
     (DAYS)            PAR AMOUNT          PERCENTAGE OF PORTFOLIO
-----------------     ------------      -----------------------------
                                                       (CUMULATIVE)

          1-7         $101,740,838          20.1%            20.1%
         8-14           27,450,000           5.4             25.5
        15-30           80,536,117          15.9             41.4
        31-60           65,026,555          12.9             54.3
        61-90          114,260,617          22.6             76.9
       91-120           75,910,989          15.0             91.9
      121-150           18,077,086           3.5             95.4
     Over 150           23,195,099           4.6            100.0
                      ------------         -----
                      $506,197,301         100.0%
                      ------------         -----
                      ------------         -----

                      Average Weighted Maturity -- 56 days

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
   PAR              SECURITY DESCRIPTION            (MOODY'S/S&P)      MATURITY     RATE%         VALUE
----------   ----------------------------------    ---------------     --------     ------     ------------
NEW YORK (95.9%)
$  700,000   Erie County New York Water
              Authority Series B (AMBAC
              Insurance) VRDN+                     (VMIG-1, A-1+)      09/07/96      3.050     $    700,000
 3,000,000   Hempstead New York Series 1996
              TANS                                 (NR, NR)            06/30/97      4.125        3,005,366
   400,000   Metropolitan Transportation
              Authority Commuter Facility
              Series 1991 (Morgan Guaranty LOC)
              VRDN+                                (VMIG-1, A-1)       09/07/96      3.300          400,000
 1,000,000   Monroe County Industrial
              Development Agency Electronic
              Navigational Industries Inc.
              Facility Series 1984 MB              (NR, AA+)           07/01/97      3.850        1,000,000
 2,400,000   New York City General Obligation
              Series A-7 (Morgan Guaranty LOC)
              VRDN+                                (VMIG-1, A-1+)      09/01/96      3.700        2,400,000
   500,000   New York City General Obligation
              Series B-10 (Union Bank of
              Switzerland LOC) VRDN+               (VMIG-1, A-1+)      09/07/96      3.300          500,000
   500,000   New York City General Obligaiton
              (Mitsubishi Bank LOC) VRDN+          (VMIG-1, A-1+)      09/07/96      3.300          500,000
 1,300,000   New York City General Obligation
              (FGIC Insurance) VRDN+               (MIG-1, A-1+)       09/01/96      3.700        1,300,000
 1,200,000   New York City General Obligation
              (Mitsubishi Bank LOC) VRDN+          (VMIG-1, A-1+)      09/07/96      3.400        1,200,000
 1,500,000   New York City General Obligation
              Series B-9 (Chemical Bank LOC)
              TECP                                 (VMIG-1, A-1)       10/11/96      3.600        1,500,000
 2,000,000   New York City General Obligation
              1994 (MBIA Insurance) TECP           (VMIG-1, A-1+)      09/09/96      3.700        2,000,000
 2,900,000   New York City General Obligation
              1995 Series F-4 (Landesbank
              Hessen-Thuringen LOC) VRDN+          (VMIG-1, A-1+)      09/07/96      3.400        2,900,000
 2,000,000   New York City General Obligation
              Tax Exempt Adjustable Rate Bond
              Series 1996J (Commerzbank LOC)
              VRDN+                                (MIG-1, A-1+)       09/13/96      3.500        2,000,000
 5,100,000   New York City Housing Development
              Authority (York Ave.) (Chemical
              Bank LOC) VRDN+                      (NR, A-1)           09/07/96      3.500        5,100,000
 1,800,000   New York City Housing Development
              Corp. E. 96th St. Project
              (Mitsubishi Bank LOC) VRDN+          (VMIG-1, A-1+)      09/07/96      3.450        1,800,000
 1,000,000   New York City Housing Development
              Multi-Family Mortgage Revenue
              Bond (Columbus Gardens Project)
              (Citibank LOC) VRDN+                 (VMIG-1, A-1+)      09/07/96      3.400        1,000,000
 2,275,000   New York City Housing Development
              Corporation (Parkgate Tower)
              (Citibank LOC) VRDN+                 (VMIG-1, A-1)       09/07/96      3.300        2,275,000
 1,950,000   New York City Housing Development
              Corporation (Upper Fifth Avenue
              Project) Series 1989A (Bankers
              Trust LOC) VRDN+                     (VMIG-1, A-1)       09/07/96      3.350        1,950,000
   200,000   New York City Industrial
              Development Agency (La Guardia
              Project) Series 1985 (Banque
              Indosuez LOC) VRDN+                  (NR, A-1)           09/07/96      3.300          200,000
 1,000,000   New York City Industrial
              Development Agency Columbia
              Grammar and Preparatory School
              Civic Facility Revenue Bond 1994
              (Chemical Bank LOC) VRDN+            (NR, A-1)           09/07/96      3.300        1,000,000
 1,600,000   New York City Industrial
              Development Agency Field Hotel
              Association (John Fitzgerald
              Kennedy Project) Series 1985
              (Banque Indosuez LOC) VRDN+          (VMIG-1, A-1)       09/07/96      3.300        1,600,000

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
   PAR              SECURITY DESCRIPTION            (MOODY'S/S&P)      MATURITY     RATE%         VALUE
----------   ----------------------------------    ---------------     --------     ------     ------------
NEW YORK (CONT'D)
$  600,000   New York City Industrial
              Development Agency Japan Airlines
              (Morgan Guaranty LOC) VRDN+          (NR, A-1+)          09/01/96      3.900     $    600,000
   400,000   New York City Industrial
              Development Revenue Bond Nippon
              Cargo Airlines Company (Ind. Bank
              of Japan LOC) VRDN+                  (NR, A-1)           09/01/96      4.500          400,000
   100,000   New York City Municipal Water
              Finance Authority Water and Sewer
              System Revenue Bond 1994 Series C
              (FGIC Insurance) VRDN+               (VMIG-1, A-1+)      09/01/96      3.800          100,000
 1,900,000   New York City Series E-5 VRDN+        (VMIG-1, A-1)       09/01/96      3.700        1,900,000
 1,447,000   New York City Trust For Cultural
              Resources (Carnegie Hall)
              (Dai-Ichi Kangyo LOC) VRDN+          (VMIG-1, A-1)       09/07/96      3.300        1,447,000
 1,000,000   New York City Trust For Cultural
              Resources Adjustable Tender
              Revenue Bond (American Museum of
              Natural History) Series 1991B
              (MBIA Insurance) (Swiss Bank LOC)
              VRDN+                                (VMIG-1, A-1+)      09/07/96      3.050        1,000,000
 1,900,000   New York City Trust For Cultural
              Resources Museum of Broadcasting
              Series 1989 (Sumitomo Bank LOC)
              VRDN+                                (VMIG-1, A-1)       09/07/96      3.500        1,900,000
 7,400,000   New York Local Government
              Assistance Corp. (Multiple Credit
              Enhancements LOC) VRDN+              (NR, A-1+)          09/07/96      3.250        7,400,000
 2,700,000   New York Local Government
              Assistance Corporation Variable
              Rate Bond (Society General LOC)
              VRDN+                                (VMIG-1, A-1+)      09/07/96      3.350        2,700,000
   600,000   New York State Dormitory Authority
              Revenue Bond (Beverwyck Inc.)
              (Banque Paribas LOC) VRDN+           (VMIG-1, A-1)       09/07/96      3.400          600,000
 6,600,000   New York State Energy Research &
              Development Authority Pollution
              Control Revenue Refunding Bond
              (Rochester Gas & Electric) Series
              1984 (Bank of New York LOC) VRDN+    (P-1, NR)           09/03/96      3.550        6,600,000
 2,000,000   New York State Energy Research and
              Development Authority Electric
              Facilities Revenue Bond 1995
              Series A (Long Island Lighting
              Company Project) (Union Bank of
              Switzerland LOC) VRDN+               (VMIG-1, NR)        09/07/96      3.250        2,000,000
 2,200,000   New York State Energy Research and
              Development Authority Long Island
              Lighting Company (Toronto
              Dominion LOC) VRDN+                  (VMIG-1, NR)        09/07/96      3.250        2,200,000
 2,000,000   New York State Energy Research and
              Development Authority Pollution
              Control Refunding Revenue Bond
              (New York State Electric & Gas
              Corp. Proj.) Series 1985 A
              (Morgan Guaranty LOC) MB             (P-1, A-1+)         03/15/97      3.300        2,000,000
 2,500,000   New York State Energy Research and
              Development Authority Pollution
              Control Revenue Bond (Deutsche
              Bank LOC) MB                         (VMIG-1, A-1+)      03/01/97      3.250        2,500,000
 3,800,000   New York State General Obligation
              Series R BANS                        (P-1, A-1)          09/10/96      3.550        3,800,000
 3,000,000   New York State General Obligation
              Series S BANS                        (P-1, A-1)          10/09/96      3.550        3,000,000
 2,000,000   New York State Housing Finance
              Agency East 84th Street Housing
              Revenue Bond 1995 Series A (Fleet
              Bank LOC) VRDN+                      (VMIG-1, NR)        09/07/96      3.450        2,000,000

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
   PAR              SECURITY DESCRIPTION            (MOODY'S/S&P)      MATURITY     RATE%         VALUE
----------   ----------------------------------    ---------------     --------     ------     ------------
NEW YORK (CONT'D)
$  400,000   New York State Housing Finance
              Agency Housing Revenue Bonds (Mt.
              Sinai School of Medicine) Series
              1984A (Golden State Sanwa Bank
              LOC) VRDN+                           (VMIG-1, NR)        09/07/96      3.650     $    400,000
   400,000   New York State Housing Finance
              Agency Housing Revenue Bonds
              (Normandie Court) Series 1991A
              (Societe General LOC LOC) VRDN+      (VMIG-1, A-1+)      09/07/96      3.350          400,000
 1,100,000   New York State Housing Finance
              Agency Housing Revenue Bonds
              (Sloan Memorial Kettering Cancer
              Center) Series 1985A VRDN+           (MIG-1, A-1+)       09/07/96      3.350        1,100,000
 1,200,000   New York State Housing Finance
              Agency Multi-Family Housing
              (Pleasant Creek Association) 1988
              Series A (AMBAC Insurance) VRDN+     (VMIG-1, A-1+)      09/07/96      3.350        1,200,000
   215,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bond Series 1984C (Sumitomo Bank
              LOC) VRDN+                           (VMIG-1, A-1+)      09/03/96      3.700          215,000
   100,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bond Series 1984F (Sumitomo Bank
              LOC) VRDN+                           (VMIG-1, A-1+)      09/03/96      3.700          100,000
   565,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bond Series 1984G (Sumitomo Bank
              LOC) VRDN+                           (VMIG-1, A-1+)      09/03/96      3.700          565,000
   745,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bond Series 1984H (Sumitomo Bank
              LOC) VRDN+                           (VMIG-1, A-1+)      09/03/96      3.700          745,000
 1,400,000   New York State Medical Care
              Facilities Finance Agency (Lenox
              Hill Hospital Project) 1990
              Series A (Chemical Bank LOC)
              VRDN+                                (VMIG-1, NR)        09/07/96      3.250        1,400,000
 2,120,000   New York State Power Authority
              (Citibank LOC) TECP                  (P-1, A-1)          10/10/96      3.500        2,120,000
 2,000,000   New York State Power Authority
              (Citibank LOC) TECP                  (P-1, A-1)          11/12/96      3.550        2,000,000
   600,000   New York State Research &
              Development Authority Pollution
              Control Refunding Revenue Bond
              (Orange & Rockland Utilities,
              Inc. Project) (AMBAC Insurance)
              VRDN+                                (VMIG-1, A-1+)      09/07/96      3.050          600,000
   300,000   North Hempstead New York Solid
              Waste Management Authority Series
              A 1993 (National Westminster LOC)
              VRDN+                                (VMIG-1, NR)        09/07/96      3.200          300,000
 1,650,000   Port Authority New York and New
              Jersey TECP                          (P-1, A-1+)         10/25/96      3.600        1,650,000
 1,200,000   Port Authority of New York & New
              Jersey Versatile Structure
              Obligations VRDN+                    (VMIG-1, A-1+)      09/07/96      3.650        1,200,000
 2,000,000   Sachem Central School District
              Holbrook Suffolk County, TANS        (MIG-1, NR)         06/26/97     4.1250        2,004,717
 3,000,000   Smithtown Central School District
              Suffolk County TANS                  (NR, NR)            06/26/97      4.500        3,015,308
   100,000   State of New York Dormitory
              Authority Cornell University
              Revenue Bond Series 1990B VRDN+      (MIG-1, P1+)        09/01/96      3.750          100,000
 2,570,000   State of New York Power Authority
              Adjustable Tender Notes MB           (VMIG-1, A-1)       09/01/96      3.250        2,570,000
 1,000,000   State of New York Series R TECP       (P-1, A-1)          10/01/96      3.400        1,000,000

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATINGS
   PAR              SECURITY DESCRIPTION            (MOODY'S/S&P)      MATURITY     RATE%         VALUE
----------   ----------------------------------    ---------------     --------     ------     ------------
NEW YORK (CONT'D)
$3,600,000   Suffolk County Industrial
              Development Authority
              (Nissequogue Cogen) Series 1993
              (Toronto Dominion LOC) VRDN+         (VMIG-1, A-1+)      09/07/96      3.250     $  3,600,000
 2,864,500   Tompkins County New York BANS         (NR, NR)            06/19/97      4.250        2,873,498
 1,600,000   Town of Babylon Industrial
              Development Agency (J. D'addario
              & Company, Inc. Project) Series
              1994 (National Westminster LOC)
              VRDN+                                (VMIG-1, NR)        09/07/96      3.450        1,600,000
   100,000   Town of Montgomery Industrial
              Development Agency Authority
              (Service Merchandise Co., Inc.)
              (Industrial Bank of Japan LOC)
              (Canadian Imperial Bank LOC)
              VRDN+                                (NR, A-1)           09/16/96      3.650          100,000
 1,100,000   Triborough Bridge and Tunnel
              Authority (FGIC Insurance) VRDN+     (VMIG-1, A-1+)      09/07/96      3.200        1,100,000
                                                                                               ------------
             TOTAL NEW YORK                                                                     108,435,889
                                                                                               ------------
PUERTO RICO (4.0%)
 1,600,000   Government Development Bank For
              Puerto Rico Adjustable Refunding
              Bond Series 1985 (Credit Suisse
              LOC) VRDN+                           (VMIG-1, NR)        09/07/96      3.100        1,600,000
 2,000,000   Government Development Bank of
              Puerto Rico TECP                     (NR, A-1+)          09/16/96      3.400        2,000,000
   900,000   Puerto Rico Highway and Trans.
              Auth. Highway Revenue and Revenue
              Refunding Bond (Landesbank
              Hessen-Thuringen LOC) VRDN+          (VMIG-1, A-1+)      09/07/96      3.100          900,000
                                                                                               ------------
             TOTAL PUERTO RICO                                                                    4,500,000
                                                                                               ------------
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $112,935,889*)                                         112,935,889
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                         93,892
                                                                                               ------------
NET ASSETS (100.0%) (applicable to 113,042,900 shares)                                         $113,029,781
                                                                                               ------------
                                                                                               ------------
NET ASSET VALUE, offering and redemption price per common
 share ($113,029,781[div]113,042,900)                                                                 $1.00
                                                                                                      -----
                                                                                                      -----


                            INVESTMENT ABBREVIATIONS

                        BANS = Bond Anticipation Notes
                        FGIC = Financial Guaranty Insurance Company
                         LOC = Letter of Credit
                          MB = Municipal Bonds
                        TANS = Tax Anticipation Notes
                        TECP = Tax Exempt Commercial Paper
                        VRDN = Variable Rate Demand Notes

--------------------------------------------------------------------------------
+ The interest rate shown is the rate as of August 31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
* Also represents cost for Federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------


MATURITY SCHEDULE
     (DAYS)            PAR AMOUNT         PERCENTAGE OF PORTFOLIO
-----------------     --------------    ---------------------------
                                                       (CUMULATIVE)
          1-7         $ 75,367,000          66.8%            66.8%
         8-14            7,800,000           6.9             73.7
        15-30            2,100,000           1.9             75.6
        31-60            9,270,000           8.2             83.8
        61-90            2,000,000           1.8             85.6
       91-120                    0           0.0             85.6
      121-150                    0           0.0             85.6
     Over 150           16,364,500          14.4            100.0
                      ------------         -----
                      $112,901,500         100.0%
                      ------------         -----
                      ------------         -----

                      Average Weighted Maturity -- 48 days

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                        WARBURG PINCUS            WARBURG PINCUS
                                                       CASH RESERVE FUND     NEW YORK TAX EXEMPT FUND
                                                       -----------------     ------------------------

INTEREST INCOME:                                          $11,046,095               $2,095,634
                                                       -----------------              --------
EXPENSES:
   Investment advisory                                        508,912                  154,322
   Sub-investment advisory and administration                 508,912                  154,322
   Administrative services                                    203,565                   61,729
   Audit                                                       13,161                   16,357
   Custodian                                                   51,066                   15,237
   Directors'                                                  10,082                   10,082
   Insurance                                                    4,724                    2,133
   Legal                                                       19,112                   22,639
   Printing                                                     4,936                    4,607
   Registration                                                38,299                    5,434
   Transfer agent                                              56,924                    8,794
   Miscellaneous                                               10,534                    5,179
                                                       -----------------              --------
                                                            1,430,227                  460,835
   Less: fees waived                                         (310,621)                (121,325)
                                                       -----------------              --------

       Total expenses                                       1,119,606                  339,510
                                                       -----------------              --------

         Net investment income                              9,926,489                1,756,124
                                                       -----------------              --------

NET REALIZED LOSS FROM INVESTMENTS:
   Net realized loss from security transactions                (4,559)                       0
                                                       -----------------              --------

         Net increase in net assets resulting from
           operations                                     $ 9,921,930               $1,756,124
                                                       -----------------              --------
                                                       -----------------              --------

                See Accompanying Notes to Financial Statements.
                                       17

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               WARBURG PINCUS
                                             CASH RESERVE FUND                         WARBURG PINCUS
                                    ------------------------------------          NEW YORK TAX EXEMPT FUND
                                      FOR THE SIX                           ------------------------------------
                                        MONTHS                                FOR THE SIX
                                         ENDED           FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                    AUGUST 31, 1996          ENDED          AUGUST 31, 1996          ENDED
                                      (UNAUDITED)      FEBRUARY 29, 1996      (UNAUDITED)      FEBRUARY 29, 1996
                                    ---------------    -----------------    ---------------    -----------------

FROM OPERATIONS:

   Net investment income            $     9,926,489     $    16,771,726      $   1,756,124       $   2,899,499
   Net realized gain (loss) from
     security transactions                   (4,559)               (507)                 0                 645
                                    ---------------    -----------------    ---------------    -----------------
           Net increase in net
             assets resulting
             from operations              9,921,930          16,771,219          1,756,124           2,900,144
                                    ---------------    -----------------    ---------------    -----------------

FROM DISTRIBUTIONS:

   Dividends from net investment
     income:
       Common shares                     (9,926,489)        (16,771,726)        (1,756,124)         (2,810,063)
       Series 2 shares                            0                   0                  0             (89,436)
                                    ---------------    -----------------    ---------------    -----------------
           Net decrease from
             distributions               (9,926,489)        (16,771,726)        (1,756,124)         (2,899,499)
                                    ---------------    -----------------    ---------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
 (AT $1 PER SHARE):

   Proceeds from sale of shares       1,130,042,691       1,883,249,803        220,981,475         314,824,220
   Reinvested dividends                   5,186,325          10,583,684            484,117           1,142,300
   Net asset value of shares
     redeemed                        (1,023,439,350)     (1,913,436,052)      (205,019,560)       (307,102,780)
                                    ---------------    -----------------    ---------------    -----------------
           Net increase
             (decrease) in net
             assets from capital
             share transactions         111,789,666         (19,602,565)        16,446,032           8,863,740
                                    ---------------    -----------------    ---------------    -----------------
           Net increase
             (decrease) in net
             assets                     111,785,107         (19,603,072)        16,446,032           8,864,385

NET ASSETS:

   Beginning of period                  383,607,710         403,210,782         96,583,749          87,719,364
                                    ---------------    -----------------    ---------------    -----------------
   End of period                    $   495,392,817     $   383,607,710      $ 113,029,781       $  96,583,749
                                    ---------------    -----------------    ---------------    -----------------
                                    ---------------    -----------------    ---------------    -----------------

                See Accompanying Notes to Financial Statements.
                                       18

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                      FOR THE SIX
                                        MONTHS
                                         ENDED
                                      AUGUST 31,               FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                         1996         -------------------------------------------------------
                                      (UNAUDITED)      1995        1994        1993        1992        1991
                                      -----------     -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD    $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                      -----------     -------     -------     -------     -------     -------
   Income from Investment Operations:
   Net Investment Income                  .0246         .0543       .0426       .0273       .0322       .0542
   Net Realized Gain on Securities            0             0           0           0           0       .0010
                                      -----------     -------     -------     -------     -------     -------
       Total from Investment
         Operations                       .0246         .0543       .0426       .0273       .0322       .0552
                                      -----------     -------     -------     -------     -------     -------
   Less Distributions:
   Dividends from net investment
     income                              (.0246)       (.0543)     (.0426)     (.0273)     (.0322)     (.0542)
   Distributions from capital gains           0             0           0           0           0      (.0010)
                                      -----------     -------     -------     -------     -------     -------
       Total Distributions               (.0246)       (.0543)     (.0426)     (.0273)     (.0322)     (.0552)
                                      -----------     -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD          $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                      -----------     -------     -------     -------     -------     -------
                                      -----------     -------     -------     -------     -------     -------
Total Return                               2.46%`D'      5.57%       4.35%       2.76%       3.27%       5.66%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)        $495,393      $383,607    $403,211    $277,557    $287,723    $426,479

Ratios to average daily net assets:
   Operating expenses                       .55%*         .55%        .55%        .54%        .50%        .50%
   Net investment income                   4.88%*        5.43%       4.41%       2.73%       3.22%       5.45%
   Decrease reflected in above
     operating expense ratios due to
     waivers/reimbursements                 .16%*         .16%        .19%        .13%        .17%        .16%

--------------------------------------------------------------------------------
`D' Non-annualized

* Annualized

                See Accompanying Notes to Financial Statements.
                                       19

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                      FOR THE
                                        SIX                               COMMON SHARES
                                       MONTHS      ------------------------------------------------------------
                                       ENDED
                                       AUGUST                 FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                      31, 1996     ------------------------------------------------------------
                                      (UNAUDITED)    1996         1995         1994         1993         1992
                                      --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $ 1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      --------     --------     --------     --------     --------     --------
   Income from Investment
     Operations:
   Net Investment Income               .0143          .0326        .0246        .0175        .0224        .0329
   Less Distributions:
   Dividends from net investment
     income                           (.0143  )      (.0326)      (.0246)      (.0175)      (.0224)      (.0329)
                                      --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD        $ 1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                      --------     --------     --------     --------     --------     --------
                                      --------     --------     --------     --------     --------     --------
Total Return                            1.43%`D'       3.31%        2.48%        1.77%        2.26%        3.34%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)      $113,030     $ 96,584     $ 77,111     $ 65,984     $ 76,995     $ 65,438
Ratios to average daily net assets:
   Operating expenses                    .55%*          .55%         .55%         .54%         .50%         .50%
   Net investment income                2.84%*         3.24%        2.46%        1.75%        2.23%        3.27%
   Decrease reflected in above
     operating expense ratios due
     to waivers/reimbursements           .20%*          .27%         .27%         .19%         .28%         .23%

--------------------------------------------------------------------------------

`D' Non-annualized

* Annualized

                See Accompanying Notes to Financial Statements.
                                       20

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Cash Reserve Fund (the 'Cash Reserve Fund') and the Warburg Pincus New York Tax Exempt Fund (the 'New York Tax Exempt Fund') are registered under the Investment Company Act of 1940, as amended (the '1940
Act'), as diversified and non-diversified, open-end management investment companies, respectively.

   Investment objectives for each Fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from Federal, New York State, and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   The net asset value of each Fund is determined as of noon and the close of regular trading on the New York Stock Exchange on each day, except on days when the Exchange is closed. Each Fund's investments are valued under the amortized cost method which approximates current market value. Under this method, investments are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the investment.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Warburg receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the six months ended August 31, 1996, investment advisory fees and waivers were as follows:

                                         GROSS                                 NET
             FUND                     ADVISORY FEE         WAIVER          ADVISORY FEE
-------------------------------    ------------------     ---------     ------------------
Cash Reserve                            $508,912          $(124,248)         $384,664
New York Tax Exempt                      154,322            (48,530)          105,792

   PNC Institutional Management Corporation ('PIMC'), a wholly owned subsidiary of PNC Bank, N.A., serves as each Fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, PIMC receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the six months ended August 31, 1996, sub-investment advisory and administration fees and waivers were as follows:

                                   GROSS SUB-ADVISORY                    NET SUB-ADVISORY
                                          AND                                  AND
             FUND                  ADMINISTRATION FEE      WAIVER       ADMINISTRATION FEE
-------------------------------    ------------------     ---------     ------------------
Cash Reserve                            $508,912          $(186,373)         $322,539
New York Tax Exempt                      154,322            (72,795)           81,527

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, serves as each Fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended August 31, 1996, administrative services fees earned by CFSI were as follows:

                         FUND                             CO-ADMINISTRATION FEE
------------------------------------------------------    ---------------------
Cash Reserve                                                    $ 203,565
New York Tax Exempt                                                61,729

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is payable by the Funds to CSI for distribution services.

3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of New York

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
Tax Exempt Fund are designated as Series 2 Shares. Series 2 Shares are identical to Common Shares in all respects except that Series 2 Shares are sold to institutions ('Service Organizations') that perform certain distribution, shareholder servicing, accounting and/or administrative services for their customers who are beneficial owners of Series 2 Shares. Series 2 Shares bear the fees paid pursuant to a distribution plan adopted by each Fund in an amount not to exceed .75 of 1.00% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers and enjoy certain exclusive voting rights on matters relating to those fees. Series 2 Shares ceased being offered on June 9, 1995.

   Transactions in shares of each Fund were as follows:

                                                                 NEW YORK TAX                   NEW YORK TAX
                               CASH RESERVE FUND                  EXEMPT FUND                   EXEMPT FUND
                        -------------------------------   ---------------------------   ----------------------------
                                                                                              SERIES 2 SHARES
                         FOR THE SIX                             COMMON SHARES          FOR THE SIX
                            MONTHS                        FOR THE SIX                     MONTHS      FOR THE PERIOD
                            ENDED         FOR THE YEAR    MONTHS ENDED   FOR THE YEAR      ENDED         MARCH 1,
                          AUGUST 31,         ENDED         AUGUST 31,       ENDED       AUGUST 31,         1995
                             1996         FEBRUARY 29,        1996       FEBRUARY 29,      1996          THROUGH
                         (UNAUDITED)          1996        (UNAUDITED)        1996       (UNAUDITED)    JUNE 8, 1995
                        --------------   --------------   ------------   ------------   -----------   --------------
Shares sold              1,130,042,691    1,883,249,027    220,981,475    300,237,798        0           14,586,422
Shares issued to
 shareholders on
 reinvestment of
 dividends                   5,186,325       10,583,684        484,117      1,048,655        0               93,645
Shares redeemed         (1,023,439,350)  (1,913,436,052)  (205,019,560)  (281,813,622)       0          (25,289,158)
                        --------------   --------------   ------------   ------------        -        --------------
Net increase (decrease)
 in shares                 111,789,666      (19,603,341)    16,446,032     19,472,831        0          (10,609,091)
                        --------------   --------------   ------------   ------------        -        --------------
                        --------------   --------------   ------------   ------------        -        --------------

4. NET ASSETS

   Net Assets at August 31, 1996, consisted of the following:

                                         CASH RESERVE FUND    NEW YORK TAX EXEMPT FUND
                                         -----------------    ------------------------
Capital contributed, net                   $ 495,397,812            $113,042,907
Accumulated net realized loss from
 security
 transactions                                     (4,995)                (13,126)
                                         -----------------           -----------
Net assets                                 $ 495,392,817            $113,029,781
                                         -----------------           -----------
                                         -----------------           -----------

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

        Further information is contained in the Prospectus, which must precede or accompany this report.

        The Funds seek to maintain a constant net asset value of $1.00 per share; there can be no assurance that they can do so on a continuing basis. An investment in the Funds is neither insured nor guaranteed by the U.S. government.


                                   [Logo]

                     P.O. BOX 9030, BOSTON, MA 02205-9030
                           800-WARBURG (800-927-2874)

          COUNSELLORS SECURITIES INC., DISTRIBUTOR          WPCRNY-3-0896


                          STATEMENT OF DIFFERENCES
                          ------------------------

              The dagger symbol shall be expressed as 'D'
              The division sign shall be expressed as [div]